Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

(a)	Basis of presentation

Pursuant to the reorganization as disclosed in Note 1(b), the Company was incorporated on June 28, 2021 and became the holding company of the companies now comprising the Group on December 6, 2021. As the Reorganization only involved inserting new holding entities at the top of an existing company and has not resulted in any change of respective interests of the shareholders, the Consolidated Financial Statements for the reporting periods have been presented as a continuation of the existing company by applying the principles of merger accounting as if the Reorganization had been completed at the beginning of the reporting periods.

The consolidated statements of operations and comprehensive income/(loss), consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows of the Group for the years ended December 31, 2023, 2024 and 2025 include the results and cash flows of all companies now comprising the Group from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the common control of the Controlling Shareholders, where this is a shorter period. The consolidated balance sheets of the Group as of December 31, 2024 and 2025 have been prepared to present the assets and liabilities of the subsidiaries and/or businesses using the existing book values from the Controlling Shareholders’ perspective. No adjustments are made to reflect fair values, or recognize any new assets or liabilities as a result of the Reorganization.

All intra-group transactions and balances have been eliminated on consolidation.

(b)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(c)	Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from such estimates.

The Group believes that accounting estimation of recoverability of prepayments to vendors, impairment on long-lived assets, valuation of deferred tax assets, write-down for inventories and prepayments, provision for inventory purchase commitments, valuation and recognition of share-based compensation and provision for product warranty reflect significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

(d)	Consolidation

The Group’s consolidated financial statements include the financial statements of the Company and its subsidiaries, for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

(e)	Asset acquisition

The transaction is accounted for as an asset acquisition if investment involves the acquisition of an asset or group of assets that does not meet the definition of a business. An asset acquisition is recorded at cost, which includes capitalized transaction costs, and does not result in the recognition of goodwill. The cost of the acquisition is allocated to the assets acquired on the basis of relative fair values.

Fair value is determined based upon the guidance of ASC Topic 820, Fair Value Measurements and Disclosures, and generally are determined using Level 2 inputs and Level 3 inputs. The determination of fair value involves the use of judgment and estimates. The Company utilizes the assistance of a third-party appraiser to determine the fair value as of the date of an acquisition.

The Company may recognize identifiable intangibles that meet either or both the contractual legal criterion or the separability criterion.

On November 13, 2025, the Group entered into a definitive agreement with ECHOLINK LIMITED, a third-party vendor, to acquire assets primarily related to Proof-of-Stake business, with a cash consideration amounted to USD1,300,000. The transaction costs incurred were immaterial. The Group determined that the transaction did not meet the definition of a business under ASC 805, as substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset, which is the PoS technology platform. Accordingly, the transaction was accounted for as an asset acquisition under ASC 805-50. There was no other identifiable assets or identifiable liabilities acquired as of the acquisition date. The purchase consideration are all allocated to the PoS technology platform. See more detail in Note 13.

The PoS technology platform operates as a cryptocurrency staking platform. Through this acquisition, the Group intends to expand its cryptocurrency staking operations. Management has determined a five-year useful life for PoS technology platform, amortized on a straight-line basis, based on its estimated period of contribution to the Group’s future cash flows.

(f)	Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currencies are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of operations and comprehensive income/(loss) as foreign exchange related gain or loss.

Assets and liabilities of the Company and its subsidiaries incorporated outside of PRC are translated into RMB at fiscal year-end exchange rates, income and expense items are translated at average exchange rates prevailing during the fiscal year, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a separate component of shareholders’ equity on the consolidated financial statements. The exchange rates used for translation on December 31, 2024 and 2025 were US$1.00=RMB7.1884 and 7.0288, respectively, representing the index rates stipulated by the People’s Bank of China.

(g)	Convenience translation

The unaudited United States dollar (“US$”) amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00=RMB6.9931 on the last trading day of 2025 (December 31, 2025) as set forth in the H.10 statistical release of the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(h)	Fair value of measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable inputs, other than quoted prices, from the marketplace either directly or indirectly.

Level 3: Unobservable inputs which are supported by little or no market activity.

All of the Group’s money market funds and cryptocurrencies are classified within Level 1 of the fair value hierarchy because they were valued using quoted prices in active markets. The Group’s government securities, time deposits and structured deposits are classified within Level 2 of the fair value hierarchy and the market approach was used to determine fair value of these investments.

The fair values of the Group’s assets were as follows:

	December 31, 2025				December 31, 2024
	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Time deposit	21,100	—	21,100	—	20,569	—	20,569	—
Structured deposits	239,330	—	239,330	—	190,027	—	190,027	—
Government securities	7,101	—	7,101	—	8,535	—	8,535	—
Money market funds	428	428	—	—	8,648	8,648	—	—
Cryptocurrency	193,642	193,642	—	—	178,869	178,869	—	—
Total	461,601	194,070	267,531	—	406,648	187,517	219,131	—

Our financial instruments that are not re-measured at fair value include cash and cash equivalents except for the money market funds, USDC, interest receivables, other receivables, accounts payable and other liabilities. The carrying values of these financial instruments materially approximate their fair values.

(i)	Segment Reporting

ASC Topic 280, “Segment Reporting”, requires use of the management approach model for segment reporting. The management approach model is based on the way a company’s chief operating decision maker (“CODM”) organizes segments within the Company for making operating decisions, assessing performance and allocating resources. Reportable segments are based on services, geography, legal structure, management structure, or any other manner in which management disaggregates a company (see NOTE 21).

(j)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, money market funds and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of less than three months. All cash and cash equivalents are unrestricted as to withdrawal and use.

(k)	USDC

USDC is a reserve-backed stablecoin issued by Circle Internet Financial, LLC which is pegged to one U.S. dollars. The Group recognized and measured USDC at unit price of US$1.00 and accounted for it as a financial instrument.

(l)	Cryptocurrencies

Tether USD (USDT) included in the current assets represent the Group’s reasonably assessment that it would sell or exchange other cryptocurrencies within one year. Other cryptocurrencies mainly comprised of Ethereum (ETH), included in the non-current assets represent the Group’s reasonably assessment that it would hold over one year. Cryptocurrencies that are staked remain recorded within Cryptocurrencies, non-current in the consolidated balance sheets. Staking rewards earned by the Group through staking of these assets for the years ended December 31, 2023, 2024 and 2025 are immaterial, respectively. Cryptocurrencies purchased are recorded at cost using FIFO method and cryptocurrencies received in the operating business are accounted for in connection with the Company’s revenue recognition policy disclosed below.

On December 13, 2023, the FASB issued ASU 2023-08, which addresses the accounting and disclosure requirements for certain cryptocurrencies. The new guidance requires entities to subsequently measure certain cryptocurrencies at fair value, with changes in fair value recorded in net income in each reporting period. Retrospective restatement would not be required or allowed for prior periods. The amendments are effective for all entities for fiscal years beginning after December 15, 2024, including interim periods within those years. Early adoption is permitted. The Group early adopted ASU 2023-08 on January 1, 2024.

ASC 820 defines “principal market” as the market with the greatest volume and level of activity for the asset or liability. The determination of the principal market (and, as a result, the market participants in the principal market) is made from the perspective of the reporting entity. The Company determines Coinbase as its principal market, as it is one of the earliest and the most trusted sources by users, institutions, and media for comparing thousands of cryptocurrencies.

The Group measures the fair value of cryptocurrencies on a monthly basis, and refers to the closing prices quoted on Coinbase exchange as the fair value at the end of every month. As of January 1, 2024, the cumulative-effect adjustment of RMB332,000 was recorded as an increase to the opening balance of retained earnings. Refer to note 9 for further information regarding the cryptocurrencies.

Before adoption of ASU 2023-08, cryptocurrencies were classified as an intangible asset. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment losses were recognized within other income, net in the consolidated statements in the period in which the impairment was identified.

Purchases and sales of cryptocurrencies by the Group, if any, will be included within investing activities in the accompanying consolidated statements of cash flows, while cryptocurrencies received or paid in the operating business are non-cash operating activities on the accompanying consolidated statements of cash flows.

(m)	Investments

The Group accounts for debt security investments in accordance with ASC Topic 320, Investments – Debt Securities (“ASC 320”). The Group classifies the investments in debt securities as held-to-maturity, trading or available-for-sale, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. Securities that the Group has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost less allowance for credit losses. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities, in accordance with ASC 320. Unrealized holding gains and losses for trading securities are included in earnings. Debt investments not classified as trading or as held-to-maturity are classified as available-for-sale debt securities, which are reported at fair value, with unrealized gains and losses recorded in “accumulated other comprehensive income/(loss)” on the consolidated balance sheets.

As of December 31, 2024 and 2025, government securities are all classified as trading debt securities, which were bought and held principally for the purpose of selling them in the near term. Time deposits and structured deposits are all classified as held-to-maturity securities with a fixed interest rate, which were held for the purpose of positive intent and ability to hold to maturity.

The Group accounts for certain individually immaterial equity investment through which we exercise significant influence but do not have control over the investee under the equity method. Our consolidated results of operations include, as a component of “other income, net,” our share of the net income or loss of the equity investments. The balances of Equity method investments as of December 31, 2024 and 2025 are immaterial and are presented within “Long-term investments” in our consolidated balance sheets. The share of the net income or losses recognized for the years ended December 31, 2023, 2024 and 2025 are immaterial, respectively.

(n)	Inventories

The Group’s inventories consist of finished goods, work in process and raw materials, which are purchased from contractual manufacturers and component suppliers. Inventories are stated at the lower of cost or net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving and obsolete inventory, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment.

Losses expected to arise from firm and non-cancellable commitments for the future purchase of inventory items are recognized unless the losses are recoverable through firm sales contracts or other means. The Group consider a variety of factors and data points when determining the existence and scope of a loss for the minimum purchase commitment. The factors and data points include Company-specific forecasts which are reliant on our limited sales history, agreement-specific provisions, macroeconomic factors and market and industry trends. Determining the loss is subjective and requires significant management judgment and estimates. Future events may differ from those assumed in our assessment, and therefore the loss may change in the future.

(o)	Property, equipment and software, net

Property, equipment and software are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation and amortization are calculated using the straight-line method over the shorter of their estimated useful lives of these assets or the term of the related leases. The estimated useful lives are as follows:

Leasehold improvements	the shorter of their useful lives or the lease terms
Computers and electronic equipment	1-5 years
Furniture	3-5 years
Software	1-3 years
Building	48-50 years
Building improvement	20 years
Motor vehicles	4 years

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive income/(loss).

(p)	Intangible assets, net

Intangible assets with an indefinite life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired. Intangible assets with finite lives are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives of the respective assets. Acquired intangible assets from business combination are recognized and measured at fair value at the time of acquisition. Those assets represent assets with finite lives and are further amortized on a straight-line basis over the estimated economic useful lives of the respective assets. The estimated useful lives of major intangible assets are as follows:

Trademarks	9 years
Customer relationships	6 years
PoS technology platform	5 years
Website	3 years

(q)	Impairment of long-lived assets

For long-lived assets including property, equipment and software, intangible assets, right-of-use assets, and other non-current assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. For the years ended December 31, 2023, 2024 and 2025, the impairment of long-lived assets recognized were nil, RMB210,000, and RMB74,000, respectively.

(r)	Contract liabilities

Proceeds received from customers before product delivery are recognized as contract liabilities and are recognized as revenue when revenue recognition criteria are met.

The advances received from customers as of December 31, 2023, 2024 and 2025 were RMB 9,828,000, RMB37,447,000 and RMB16,462,000, respectively. The revenue recognized during years ended December 31, 2023, 2024 and 2025 that was included in the contract liabilities balance at the beginning of the year was RMB6,000, RMB9,828,000 and RMB33,000,000, respectively.

(s)	Revenue from contracts with customers (ASC 606)

The Group adopted Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”) for all years presented. The core principle of this new revenue standard is that a company should recognize revenue when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle by the Group in its determination of revenue recognition:

●	Step 1: Identify the contract(s) with the customer;

●	Step 2: Identify the performance obligations in the contract;

●	Step 3: Determine the transaction price;

●	Step 4: Allocate the transaction price to the performance obligations in the contract; and

●	Step 5: Recognize revenue when or as the Company satisfies a performance obligation.

The transaction price is allocated to each performance obligation on a relatively standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.

Mining products revenue

The Group generates revenue primarily from the sale of mining products directly to a customer, such as a business or individual engaged in altcoin mining activities. The Group’s sales arrangements usually require full prepayment before the delivery of products after April 2021.

Revenue from product sales is recorded at the sales price (transaction price). The amount of variable consideration is included in the transaction price to the extent it is not constrained and that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period. Actual amounts of consideration ultimately received may differ from the estimates. If actual results in the future vary from estimates, the Group will adjust these estimates, which would affect revenue and earnings in the period when such changes are known.

The Group accepts cryptocurrency as the payment form, and recognizes revenue and recognizes the cost of cryptocurrency based on the fiat currency amount indicated in the sales contract. The quantity of cryptocurrency actually paid by the customer is locked in after conversion based on the fair value at the time of contract inception, and future price fluctuations are reflected in the change in the fair value of the cryptocurrency (see note 2(l)).

The Group recognizes products revenue at a point in time based on management’s evaluation of when the control of the products has been passed to customers. The transfer of control is considered completed when products have been picked up by or delivered to shipper of the Group’s customers.

The Group offers a standard product warranty of no longer than six months that the product will operate under normal use. Except for the product warranty, the Group is not obligated to provide significant after- sales service such as hardware/software upgrades or updates. At the time revenue is recognized, an estimate of future warranty costs, is recorded as cost of revenue. The reserves established are regularly monitored based upon historical experience and any actual claims charged against the reserve. The amount of total warranty costs incurred was immaterial for the years ended December 31, 2023, 2024 and 2025, respectively.

Other revenues

The Company also generates a small portion of revenue from the sales of products of WEB 3 applications, and maintenance services of the mining products exceed the warranty period, which is a distinct performance obligation from sale of product. Revenue is recognized over the period when the related services were rendered to the customers or the products have been picked up by or delivered to shipper of the Group’s customers.

(t)	Value-added-tax (“VAT”) recoverable and surcharges

VAT recoverable represent amounts paid by the Group for purchases. The surcharges (i.e., Urban construction and maintenance tax, educational surtax, local educational surtax) were 5%-6% of the VAT depending on the taxpayer’s location.

(u)	Cost of revenue

Cost of revenue consists of: (1) cost of products revenue, including cost of raw materials, costs of contractual manufacturers for production, shipping and handling costs, inventories write-downs, prepayments write-downs, provision for inventory purchase commitments and provision for warranty. (2) cost of other revenue, which reflects direct costs associated with providing services, including maintenance expenses and costs of products of web3 applications.

(v)	Research and development expenses

Research and development expenses consist primarily of salary and welfare for research and development personnel, preliminary research costs conducted for new projects, consulting and contractor expenses, testing and tooling materials and manufacturing for trial and other expenses in associated with research and development personnel. The Group recognizes research and development expenses as expenses when incurred.

(w)	Sales and marketing expenses

Sales and marketing expenses consist primarily of salary and welfare for sales and marketing personnel, traveling expenses and other expenses in associated with sales and marketing personnel. The advertising and promotion expenses were nil, RMB342,000 and RMB898,000 for the years ended December 31, 2023, 2024 and 2025, respectively.

(x)	General and administrative expenses

General and administrative expenses consist primarily of salary and welfare for general and administrative personnel, rental expenses and professional service fees.

(y)	Government grants

Government grants represent cash subsidies received from the PRC government and VAT additional deduction. Cash subsidies which have no defined rules and regulations to govern the criteria necessary for companies to enjoy the benefits are recognized as “other income, net” when received. Total government grants recognized in “other income, net” were RMB 13,201,000, RMB 7,891,000 and RMB8,547,000 for the years ended December 31, 2023, 2024 and 2025, respectively.

(z)	Lease arrangement as lessee

The Group determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) asset, lease liability, and lease liability-non-current in the Group’s consolidated balance sheets. ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate, which it calculates based on the credit quality of the Group and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

(aa)	Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. Employee social security and welfare benefits included as expenses in the consolidated statements of operations and comprehensive income/(loss) amounted to RMB8,291,000, RMB9,571,000 and RMB10,312,000 for the years ended December 31, 2023, 2024 and 2025, respectively.

(ab)	Income taxes

The Group accounts for income taxes under the liability method. Under the liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the tax income rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded if it is more likely than not that some portion or all of a deferred income tax assets will not be realized in the foreseeable future.

The Group evaluates its uncertain tax positions using the provisions of ASC 740-10, Income Taxes, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Group recognizes in the financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group reports tax-related interest expense and penalty in “other income, net” in the consolidated statements of operations and comprehensive income/(loss), if there is any.

(ac)	Share-based compensation

The Group applies ASC 718 (“ASC 718”), Compensation—Stock Compensation, to account for its employee share-based compensation. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Group’s share-based awards to employees were classified as equity awards. The Group measures the employee share-based compensation based on the fair value of the award at the grant date. Expense is recognized using accelerated method over the requisite service period.

Share-based compensation in relation to the restricted share units (“RSUs”) is measured based on the fair market value of the Company’s ordinary shares at the grant date of the award. Share-based compensation in relation to the share options is estimated using the Binomial Model. The determination of the fair value of share options is affected by the share price of the Company’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these share options was determined by management with the assistance from an independent valuation firm. Share-based compensation expense is recorded net of estimated forfeitures in our consolidated income statements of operations and comprehensive income/(loss), and accordingly is recorded only for those share-based awards that are expected to vest. The Group estimates the forfeiture rate based on historical forfeitures of share-based awards and adjust the rate to reflect changes when necessary. The Group reviews and revises our estimated forfeiture rate if actual forfeitures significantly differ from the initial estimates.

(ad)	Statutory reserves

The Group’s subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

Appropriation to the statutory reserve should be at least 10% of the after-tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as offsetting the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group has not done so.

Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to the Company in terms of cash dividends, loans or advances.

The Group has made RMB787,000, RMB3,497,000 and RMB206,000 appropriations to the statutory reserve for the years ended December 31, 2023, 2024 and 2025, respectively.

(ae)	Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the period. Dilutive equivalent shares are excluded from the computation of diluted earnings/(loss) per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s ordinary shares issuable upon the exercise of outstanding share options, restricted shares units and warrants, using the treasury stock method. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share. For the years ended December 31, 2023, 2024 and 2025, the number of dilutive shares was nil, 79,755 and nil, respectively.

(af)	Comprehensive income/ (loss)

Comprehensive income/(loss) is defined as the changes in shareholder’s equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income/(loss) includes net income/(loss) and foreign currency translation difference and is presented in the consolidated statements of operations and comprehensive income/(loss). Accumulated other comprehensive income of the Group include the foreign currency translation adjustments.

(ag)	Reclassification of short-term investments and long-term investment

Our consolidated statement of cash flows for the fiscal year ended December 31, 2023 has been revised for errors made with regard to misclassification of short-term and long-term investments to cash and cash equivalents. The restatement has been made to properly reflect the revision in the aforementioned period.

Such revision did not impact consolidated total assets, total liabilities or total shareholder’s equity as of December 31, 2024 and 2025, or comprehensive income/(loss) for the years ended December 31, 2023, 2024 and 2025.

The following table presents the effect of the aforementioned revision on our consolidated statement of cash flows for the fiscal year ended December 31, 2023:

	For the year ended December 31, 2023
	As Previously Reported	Adjustments	As Revised
	(in thousands)
Purchase of short-term and long-term investments	14,054	109,579	123,633
Net cash used in investing activities	64,986	109,579	174,565
Cash and cash equivalents at the end of year	694,750	(109,579)	585,171

(ah)	Recently issued accounting pronouncements

i.	New and amended standards adopted by the Group:

On December 14, 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires that entities disclose specific categories in their rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The new standard is effective for the Group beginning December 15, 2024, with early adoption permitted. The amendments should be applied on a prospective basis and retrospective application is also permitted. The Group adopted ASU 2023-09 prospectively for the year ended December 31, 2025.

ii.	New and amended standards not yet adopted by the Group:

On November 4, 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 enhances transparency in financial reporting by requiring public business entities (PBEs) to disclose more detailed information about specific natural expense categories included in their income statement captions. And on January 6, 2025, the FASB issued ASU 2025-01 to clarifies that all public business entities must adopt the guidance in ASU 2024-03 for: Annual reporting periods beginning after December 15, 2026 and Interim reporting periods within annual periods beginning after December 15, 2027. The Company is evaluating the effects, if any, of the adoption of these guidance on its consolidated financial statements and related disclosure.